Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Three Months Ended March 31,
	2021	2020
	(dollars in thousands)
Net loss	$(48,417)	$(28,162)
Net loss attributable to common stockholders	$(48,417)	$(28,162)
Basic and diluted weighted average number of common shares and common share equivalents outstanding (1)	376,170,545	88,330,996

Net loss per share attributable to common stockholders—basic and diluted	$(0.13)	$(0.32)

(1)
Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3, “Business combination,” for details.

Basic and diluted net loss per share attributable to common stockholders, after reverse capitalization, was calculated as follows
(1)
:

	Year ended December 31,
	2020	2019
Net loss	$(136,392)	$(363,737)
Net loss attributable to common stockholders	$(136,392)	$(363,737)
Weighted average common shares outstanding—basic and diluted	88,691,582	87,829,419

Net loss per share attributable to common stockholders— basic and diluted	$(1.54)	$(4.14)

(1)
Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3, “Reverse Capitalization,” for details.

Schedule of Antidilutive Securities Excluded from Diluted Net Loss Per Share	The Corporation excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive

effect:

	Three Months Ended March 31,
	2021	2020
Options to purchase common stock (1)	37,409,124	36,353,061
RSUs	16,748,379	—
Convertible preferred stock (as converted to common stock) (1)	—	139,444,346
Warrants to purchase common stock (as converted to common stock) (1)	38,533,271	4,884,132
Warrants to purchase convertible preferred stock (as converted to common stock) (1)	—	2,618,770

	92,690,774	183,300,309

(1)
Prior period results have been adjusted to reflect the exchange of Legacy Clover’s common stock for Clover Class B Common Stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the Business Combination. See Note 3, “Business combination,” for details.

The Corporation’s potentially dilutive securities, which include stock options, preferred stock and warrants to purchase shares of preferred stock, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common stockholders is the same. The Corporation excluded the following potential common shares, presented based on amounts outstanding at each period end, after reverse capitalization, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive

effect
(1)
:

	Year ended December 31,
	2020	2019
Options to purchase common stock	36,557,759	24,344,848
Convertible preferred stock (as converted to common stock)	139,444,346	139,444,346
Warrants to purchase common stock (as converted to common stock)	7,502,902	4,884,132
Warrants to purchase convertible preferred stock (as converted to common stock)	—	2,618,770

	183,505,007	171,292,096

(1)
Amounts in the above table have been adjusted to reflect the exchange of Legacy Clover’s common stock at an exchange ratio of approximately 2.0681 in January 2021 as a result of the application of reverse capitalization. See Note 3, “Reverse Capitalization,” for details.